SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Receivables [Abstract]
Cash	$ 2,373	[1]	$ 2,616	[2]	$ 4,535	[3]	$ 6,792	[1],[2],[3],[4]				$ 4,186	[4]
Restricted cash:
Cash collateral	98		63		156		125					124
HUD and other replacement reserves	2,079		2,001		1,995		1,914					1,675
Escrow deposits	530		527		513		700					1,190
Restricted investments for debt obligations	317		317		317		317					317
Total restricted cash	3,024		2,908		2,981		3,056					3,306
Total cash and restricted cash	$ 5,397		$ 5,524		$ 7,516		$ 9,848		$ 9,626	$ 8,599	$ 9,187	$ 7,492		$ 8,038

[1]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of September 30, 2022 and December 31, 2021.
[2]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of June 30, 2022 and December 31, 2021.
[3]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of March 31, 2022 and December 31, 2021.
[4]	Includes a Medicaid overpayment of $1.0 million and $0.5 million received on September 30, 2021, and October 7, 2021, respectively, which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2021.